Segmented information	9 Months Ended
Sep. 30, 2025
Segmented Information
Segmented information

15.	Segmented information:

The operations of the Company are in one industry segment: digital mapping and related services. Revenue by geographic segment is included in Note 11.

Property and equipment of the Company are located as follows:

	September 30, 2025	December 31, 2024

United States	$2,095	$2,393
Europe	324	212
Asia/Pacific	212	306
	$2,631	$2,911

A summary of sales to major customers that exceeded 10% of total sales during each period are as follows:

	For the three months		For the nine months
	ended September 30,		ended September 30,
	2025	2024	2025	2024

Customer A	$101	$2,931	$3,949	$5,040
Customer B	301	121	974	529
	$402	$3,052	$4,923	$5,569